UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity® Series Floating Rate High Income Fund Fidelity® Series Floating Rate High Income Fund : FFHCX

This annual shareholder report contains information about Fidelity® Series Floating Rate High Income Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Floating Rate High Income Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Leveraged loans posted a strong gain for the 12 months ending September 30, 2025. The category performed well early on, but declined in March and April, along with other risk assets, on concerns about the impact of a possible trade war on the economy. Loans then rebounded when the U.S. administration relaxed its stance on tariffs, but underperformed later in the period amid declining rates and the Federal Reserve's first rate cut since December.
•Against this backdrop, the fund's core investment in floating-rate leveraged loans gained 7.33% and contributed to performance versus the Morningstar LSTA US Performing Loans Index for the fiscal year. By industry, market selection was the primary contributor, led by an underweight in automotive. Security selection in chemicals & plastics also boosted the fund's relative performance. Also contributing to our result were security selection and an underweight in business equipment & services.
•The top individual relative contributor this period was avoiding First Brands, a benchmark component that returned roughly -65%. A second notable relative contributor was an overweight in Altice (+35%). It was one of the fund's biggest holdings. A non-benchmark stake in Chesapeake Energy gained about 33% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in oil & gas. Also hurting our result was security selection in food products and home furnishings.
•The largest individual relative detractor was an overweight in New Fortress Energy (-40%). A non-benchmark stake in Del Monte returned -31% and was the second-largest relative detractor. Another notable relative detractor was our non-benchmark stake in Securus Technologies (-31%).
•Notable changes in positioning include increased exposure to the all telecom industry and a lower allocation to business equipment & services.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Series Floating Rate High Income Fund	7.28%	7.46%	5.78%
Morningstar® LSTA® US Performing Loans	7.04%	7.16%	5.66%
Bloomberg U.S. Universal Bond Index	3.40%	0.08%	2.26%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$264,303,762
Number of Holdings	554
Total Advisory Fee	$0
Portfolio Turnover	53%
What did the Fund invest in?
(as of September 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.0
BBB - 1.3
BB - 21.1
B - 57.0
CCC,CC,C - 7.4
Not Rated - 6.9
Equities - 1.6
Short-Term Investments and Net Other Assets (Liabilities) - 4.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bank Loan Obligations - 89.8
Corporate Bonds - 3.5
Common Stocks - 1.5
Preferred Securities - 0.2
Asset-Backed Securities - 0.2
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.9
United Kingdom - 2.5
Canada - 1.7
Netherlands - 1.1
France - 1.1
Grand Cayman (UK Overseas Ter) - 0.4
Luxembourg - 0.3
Sweden - 0.3
Puerto Rico - 0.2
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
Asurion LLC	2.6
Great Outdoors Group LLC	2.5
Fertitta Entertainment LLC/NV	1.3
Acrisure LLC	1.2
Clydesdale Acquisition Holdings Inc	1.2
Caesars Entertainment Inc	1.2
Altice France SA	1.1
X Corp	1.1
MH Sub I LLC	1.1
Polaris Newco LLC	1.1
14.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913780.101    2270-TSRA-1125

Item 2.

Code of Ethics

As of the end of the period, September 30, 2025, Fidelity Summer Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Series Floating Rate High Income Fund (the “Fund(s)”):

Services Billed by Deloitte Entities

September 30, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Floating Rate High Income Fund	$68,900	$-	$9,500	$1,000

September 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Floating Rate High Income Fund	$66,200	$-	$9,700	$1,600

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	September 30, 2025A	September 30, 2024A
Audit-Related Fees	$125,000	$125,000
Tax Fees	$-	$-
All Other Fees	$1,970,400	$2,929,500

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	September 30, 2025A	September 30, 2024A
Deloitte Entities	$2,442,700	$5,196,300

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series Floating Rate High Income Fund

Annual Report
September 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Floating Rate High Income Fund
Schedule of Investments September 30, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 7.0928% 4/22/2038 (b)(c)(d)	150,000	150,638
Brant Point Clo Ltd Series 2025-8A Class D1, CME Term SOFR 3 month Index + 2.85%, 6.8119% 3/31/2038 (b)(c)(d)	100,000	100,000
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.5334% 4/15/2038 (b)(c)(d)	200,000	201,877
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.4576% 2/15/2038 (b)(c)(d)	100,000	100,922
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		553,437
TOTAL ASSET-BACKED SECURITIES (Cost $550,000)		553,437

Bank Loan Obligations - 89.8%
	Principal Amount (a)	Value ($)
CANADA - 1.7%
Consumer Discretionary - 0.7%
Automobiles - 0.1%
Bombardier Recreational Products Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.9134% 12/13/2029 (b)(d)(e)	296,658	296,750
Bombardier Recreational Products Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.9134% 1/22/2031 (b)(d)(e)	42,617	42,644
		339,394
Hotels, Restaurants & Leisure - 0.6%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.9134% 9/20/2030 (b)(d)(e)	605,540	603,015
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.9134% 9/22/2032 (b)(d)(e)	517,260	517,798
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2401% 8/1/2030 (b)(d)(e)	269,140	262,202
		1,383,015
TOTAL CONSUMER DISCRETIONARY		1,722,409

Consumer Staples - 0.1%
Household Products - 0.1%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0015% 7/8/2031 (b)(d)(e)	502,163	367,990
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Rockpoint Gas Storage Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0015% 9/18/2031 (b)(d)(e)	521,063	522,459
Financials - 0.1%
Insurance - 0.1%
Jones Deslauriers Insurance Management Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0579% 3/15/2030 (b)(d)(e)	177,274	176,333
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7515% 12/12/2028 (b)(d)(e)	481,443	483,350
Industrials - 0.1%
Passenger Airlines - 0.1%
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1655% 3/21/2031 (b)(d)(e)	201,925	201,673
Information Technology - 0.2%
Software - 0.2%
Open Text Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.9134% 1/31/2030 (b)(d)(e)	549,109	548,384
Materials - 0.1%
Chemicals - 0.1%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0199% 5/29/2028 (b)(d)(e)	471,288	355,115
TOTAL CANADA		4,377,713
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2631% 2/4/2028 (b)(d)(e)	145,663	145,081
FRANCE - 0.7%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8176% 8/15/2028 (b)(d)(e)	1,897,947	1,831,519
GERMANY - 0.2%
Industrials - 0.2%
Machinery - 0.2%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1971% 4/30/2030 (b)(d)(e)	439,127	440,084
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7878% 10/18/2029 (b)(d)(e)	277,528	277,528
HONG KONG - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9489% 1/9/2032 (b)(d)(e)	344,222	344,715
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% 11/24/2026 (b)(d)(e)(f)	399,098	21,284
BYJU's Alpha Inc Tranche BRIDGE TERM LOAN 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.3268% 4/9/2026 (b)(d)(e)(g)	2,224	2,157
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 6.3839% 4/9/2026 (b)(d)(e)(g)(h)	7,082	6,869
BYJU's Alpha Inc Tranche PREPETITION REIMBURSEMENT TL 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.3268% 4/9/2026 (b)(d)(e)(g)	10,266	9,958

TOTAL INDIA		40,268
IRELAND - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.0015% 6/4/2032 (b)(d)(e)	149,625	149,335
LUXEMBOURG - 0.3%
Financials - 0.2%
Financial Services - 0.2%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 9/29/2032 (b)(d)(e)(i)	450,000	441,000
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% 1/3/2029 (b)(d)(e)(f)	201,345	4,782
		445,782
Materials - 0.1%
Containers & Packaging - 0.1%
Klockner Pentaplast of America Inc Tranche 1ST LIEN AE TL, term loan 14.1568% 10/27/2025 (d)(e)(g)	51,050	51,050
Klockner Pentaplast of America Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 9.0185% 2/12/2026 (b)(d)(e)	508,238	244,274
		295,324
TOTAL LUXEMBOURG		741,106
NETHERLANDS - 1.1%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Flora Food Management US Corp Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.31% 1/3/2028 (b)(d)(e)	418,959	402,620
Industrials - 0.6%
Building Products - 0.6%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 1/17/2032 (b)(d)(e)	1,684,066	1,684,066
Information Technology - 0.0%
IT Services - 0.0%
Cyberswift BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 9/22/2032 (b)(d)(e)(i)	110,000	109,771
Materials - 0.2%
Chemicals - 0.2%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5% 4/3/2028 (b)(d)(e)	380,680	380,920
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.4239% 4/3/2028 (b)(d)(e)	171,954	171,847
		552,767
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.2631% 8/30/2028 (b)(d)(e)	376,340	195,697
TOTAL NETHERLANDS		2,944,921
PUERTO RICO - 0.2%
Communication Services - 0.2%
Media - 0.2%
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5676% 1/31/2032 (b)(d)(e)	560,000	554,014
SWEDEN - 0.3%
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Anticimex Global AB Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.4%, 7.76% 11/16/2028 (b)(d)(e)	533,991	534,466
Anticimex Global AB Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.76% 11/16/2028 (b)(d)(e)	154,056	154,287

TOTAL SWEDEN		688,753
SWITZERLAND - 0.2%
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.6634% 11/15/2030 (b)(d)(e)	541,750	505,279
UNITED KINGDOM - 2.4%
Communication Services - 0.6%
Entertainment - 0.6%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.7802% 12/2/2031 (b)(d)(e)	1,520,589	1,516,225
Consumer Discretionary - 1.0%
Hotels, Restaurants & Leisure - 1.0%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7779% 7/21/2030 (b)(d)(e)	1,064,897	1,064,013
Entain Holdings Gibraltar Ltd Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.4104% 7/31/2032 (b)(d)(e)	268,800	268,273
Entain Holdings Gibraltar Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.41% 10/31/2029 (b)(d)(e)	308,446	308,079
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.7515% 11/30/2030 (b)(d)(e)	895,058	891,254
		2,531,619
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Boots Group Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.705% 8/30/2032 (b)(d)(e)	255,000	255,530
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6989% 2/7/2028 (b)(d)(e)	1,165,837	1,171,247
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3079% 1/21/2030 (b)(d)(e)	169,151	169,236
Industrials - 0.3%
Construction & Engineering - 0.3%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.3858% 3/15/2032 (b)(d)(e)	728,175	726,507
TOTAL UNITED KINGDOM		6,370,364
UNITED STATES - 82.5%
Communication Services - 5.9%
Diversified Telecommunication Services - 2.2%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.6472% 3/25/2026 (b)(d)(e)	780,031	542,122
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 8.65%, 0% 3/25/2026 (b)(d)(e)(f)	1,366,208	17,078
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 14.2649% 3/25/2026 (b)(d)(e)(g)	56,205	58,874
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 14.5794% 3/25/2026 (b)(d)(e)	544,537	569,041
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.7631% 3/25/2026 (b)(d)(e)	21,147	21,147
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.6502% 7/1/2031 (b)(d)(e)	590,135	589,149
Level 3 Financing Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4155% 3/29/2032 (b)(d)(e)	970,000	970,000
Lumen Technologies Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.1634% 6/1/2028 (b)(d)(e)	281,282	285,679
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.6279% 4/16/2029 (b)(d)(e)	515,591	511,796
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.6279% 4/15/2030 (b)(d)(e)	1,521,988	1,510,786
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 9/27/2032 (b)(d)(e)(i)	545,000	539,550
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 3/9/2030 (b)(d)(e)(i)	299,173	294,500
		5,909,722
Entertainment - 0.8%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.6515% 2/10/2027 (b)(d)(e)	741,741	522,927
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.7779% 9/1/2027 (b)(d)(e)	338,603	329,220
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.7779% 9/1/2027 (b)(d)(e)	715,000	694,444
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1634% 8/30/2030 (b)(d)(e)	179,700	179,386
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5279% 8/7/2028 (b)(d)(e)	464,422	465,295
		2,191,272
Interactive Media & Services - 0.1%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 7/8/2031 (b)(d)(e)	222,924	217,536
Media - 2.3%
Acosta Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.6033% 8/21/2031 (b)(d)(e)	84,786	84,150
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7974% 10/28/2027 (b)(d)(e)	390,601	347,698
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5406% 12/15/2031 (b)(d)(e)	1,367,682	1,366,998
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6015% 6/18/2029 (b)(d)(e)	1,300,854	1,241,418
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.7802% 6/16/2032 (b)(d)(e)	405,000	403,651
Gray Media Inc Tranche D 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3947% 12/1/2028 (b)(d)(e)	137,638	137,537
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6634% 6/28/2032 (b)(d)(e)	483,788	483,009
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.1946% 2/19/2030 (b)(d)(e)	128,365	112,159
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2515% 6/24/2029 (b)(d)(e)	263,693	263,556
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5279% 1/31/2029 (b)(d)(e)	791,300	785,255
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.7779% 1/31/2029 (b)(d)(e)	202,438	201,488
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.175%, 7.373% 3/31/2031 (b)(d)(e)	640,000	630,464
		6,057,383
Wireless Telecommunication Services - 0.5%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.6634% 1/30/2031 (b)(d)(e)	1,001,995	1,007,255
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.92% 1/25/2031 (b)(d)(e)	221,625	222,279
		1,229,534
TOTAL COMMUNICATION SERVICES		15,605,447

Consumer Discretionary - 16.5%
Automobile Components - 1.1%
American Axle & Manufacturing Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 9/20/2032 (b)(d)(e)(i)	265,000	263,344
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0134% 3/3/2028 (b)(d)(e)	539,312	484,707
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6634% 5/6/2030 (b)(d)(e)	495,009	494,544
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 1/28/2032 (b)(d)(e)	920,000	919,715
Lippert Components Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 3/25/2032 (b)(d)(e)(i)	254,363	254,680
Novae LLC/IN 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.1515% 12/22/2028 (b)(d)(e)	265,994	248,206
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1579% 1/26/2029 (b)(d)(e)	364,646	294,452
		2,959,648
Automobiles - 0.3%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.7779% 6/3/2028 (b)(d)(e)	269,578	263,202
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 4/18/2030 (b)(d)(e)	441,558	441,559
		704,761
Broadline Retail - 2.7%
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5579% 11/8/2032 (b)(d)(e)	592,261	591,746
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 1/23/2032 (b)(d)(e)	6,475,683	6,467,588
		7,059,334
Distributors - 0.7%
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 12/11/2030 (b)(d)(e)	855,733	853,996
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.1634% 5/24/2032 (b)(d)(e)	525,000	508,725
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9155% 8/1/2030 (b)(d)(e)	559,075	559,075
		1,921,796
Diversified Consumer Services - 1.4%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2802% 7/31/2028 (b)(d)(e)	1,494,598	1,497,273
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7515% 6/12/2030 (b)(d)(e)	503,935	503,411
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3928% 3/4/2028 (b)(d)(e)	1,960,434	1,634,865
		3,635,549
Hotels, Restaurants & Leisure - 6.6%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5731% 2/7/2029 (b)(d)(e)	633,246	630,276
Arcis Golf LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 11/24/2028 (b)(d)(e)	362,310	362,538
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.4134% 2/6/2030 (b)(d)(e)	1,593,325	1,587,924
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.4134% 2/6/2031 (b)(d)(e)	1,004,700	1,001,354
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5625% 11/1/2031 (b)(d)(e)	462,211	425,668
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5625% 6/29/2029 (b)(d)(e)	339,755	316,628
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2515% 4/2/2029 (b)(d)(e)	547,337	546,226
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 1/29/2029 (b)(d)(e)	3,154,862	3,149,311
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.6634% 2/12/2029 (b)(d)(e)	216,700	217,567
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.9134% 1/28/2032 (b)(d)(e)	547,200	547,714
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.4134% 5/26/2030 (b)(d)(e)	592,311	591,944
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0015% 12/4/2031 (b)(d)(e)	297,455	297,758
Herschend Entertainment Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 5/27/2032 (b)(d)(e)	189,525	190,039
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1634% 1/17/2031 (b)(d)(e)	301,199	300,729
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1634% 8/2/2028 (b)(d)(e)	996,168	994,555
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.9079% 11/8/2030 (b)(d)(e)	126,445	126,526
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8079% 10/31/2031 (b)(d)(e)	521,204	510,129
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.6634% 4/26/2030 (b)(d)(e)	515,616	509,816
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.25% 11/5/2031 (b)(d)(e)	472,625	471,836
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.3929% 4/16/2029 (b)(d)(e)	442,584	442,863
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.4134% 4/1/2031 (b)(d)(e)	490,890	490,586
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1634% 7/18/2031 (b)(d)(e)	131,205	130,867
Raising Cane's Restaurants LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1634% 9/18/2031 (b)(d)(e)	79,200	79,431
Sgh2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.508% 7/19/2032 (b)(d)(e)	220,000	220,000
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.1634% 7/2/2032 (b)(d)(e)	185,149	181,816
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 2.5% 7/2/2032 (b)(d)(e)(h)	34,851	34,224
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1634% 3/14/2031 (b)(d)(e)	807,700	807,409
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5695% 12/30/2026 (b)(d)(e)	589,662	565,587
United PF Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0695% 12/30/2027 (b)(d)(e)	125,000	100,156
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0695% 12/30/2026 (b)(d)(e)	222,260	214,481
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6634% 8/3/2028 (b)(d)(e)	882,284	882,734
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5579% 9/3/2029 (b)(d)(e)	350,625	269,690
		17,198,382
Household Durables - 0.7%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 9/26/2031 (b)(d)(e)	95,066	95,126
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.37% 10/24/2031 (b)(d)(e)	649,546	652,794
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5279% 10/30/2027 (b)(d)(e)	754,954	746,461
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 9/17/2032 (b)(d)(e)(i)	490,000	484,487
		1,978,868
Leisure Products - 0.1%
Lids Holdings Inc 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7358% 12/14/2026 (b)(d)(e)(g)	34,965	34,615
Topgolf Callaway Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1634% 3/15/2030 (b)(d)(e)	183,153	180,838
		215,453
Specialty Retail - 2.6%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1447% 11/5/2027 (b)(d)(e)	135,156	135,156
At Home Group Inc Tranche A, term loan 10.8198% 10/17/2025 (d)(e)(g)(h)	15,685	15,606
At Home Group Inc Tranche A, term loan 12.3146% 10/17/2025 (d)(e)(g)	7,007	6,972
At Home Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 7/24/2028 (b)(d)(e)(f)	204,337	639
At Home Group Inc Tranche B, term loan CME Term SOFR 1 month Index + 4%, 8.2444% 10/17/2025 (b)(d)(e)(g)	42,418	42,206
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7419% 10/16/2031 (b)(d)(e)	736,892	740,120
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6354% 6/9/2031 (b)(d)(e)	346,500	345,634
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7515% 12/4/2031 (b)(d)(e)	348,581	346,549
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.9858% 6/6/2031 (b)(d)(e)	313,805	305,709
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.1358% 6/6/2031 (b)(d)(e)	375,000	373,193
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5131% 4/15/2028 (b)(d)(e)	441,150	415,783
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% 4/28/2028 (b)(d)(e)(f)(g)	38,249	9,179
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 0% 9/25/2031 (b)(d)(e)(i)	270,000	269,933
Peer USA LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 9/27/2032 (b)(d)(e)(i)	195,000	195,000
Restoration Hardware Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.7779% 10/20/2028 (b)(d)(e)	263,037	255,693
Restoration Hardware Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5134% 10/20/2028 (b)(d)(e)	436,500	426,679
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0134% 2/8/2028 (b)(d)(e)	555,271	522,572
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0462% 9/4/2029 (b)(d)(e)	1,212,911	1,147,547
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5279% 4/16/2028 (b)(d)(e)	421,300	414,378
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6634% 1/30/2031 (b)(d)(e)	251,886	250,893
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4155% 10/31/2029 (b)(d)(e)	769,897	769,735
		6,989,176
Textiles, Apparel & Luxury Goods - 0.3%
Crocs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 2/19/2029 (b)(d)(e)	151,878	152,278
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.0257% 8/26/2031 (b)(d)(e)	643,388	643,066
		795,344
TOTAL CONSUMER DISCRETIONARY		43,458,311

Consumer Staples - 2.7%
Beverages - 0.8%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2906% 4/1/2032 (b)(d)(e)	319,200	319,500
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.3515% 1/24/2029 (b)(d)(e)	531,231	399,374
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.3956% 1/24/2030 (b)(d)(e)	105,248	42,801
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5015% 1/24/2029 (b)(d)(e)	401,435	403,442
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 3/31/2028 (b)(d)(e)	952,097	951,583
		2,116,700
Consumer Staples Distribution & Retail - 0.7%
BJ's Wholesale Club Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0358% 2/5/2029 (b)(d)(e)	186,667	187,522
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 8/6/2030 (b)(d)(e)(i)	375,000	365,625
Cardenas Merger Sub LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 10.8515% 8/1/2029 (b)(d)(e)	581,186	491,910
Froneri US Inc Tranche B-4 1LN, term loan CME Term SOFR 6 month Index + 2%, 6.1971% 9/30/2031 (b)(d)(e)	279,459	277,190
JP Intermediate B LLC CME Term SOFR 1 month Index + 7.5%, 11.8178% 11/19/2027 secured (b)(d)(e)(g)	7,933	8,329
JP Intermediate B LLC Tranche TAKEBK TL A 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5015% 3/31/2031 (b)(d)(e)(g)	154,051	127,092
JP Intermediate B LLC Tranche NEW $ 1ST L TL, term loan 3 month U.S. LIBOR + 7%, 0% 6/30/2030 (b)(d)(e)(g)(i)	41,079	41,079
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5358% 4/1/2029 (b)(d)(e)	352,436	343,036
		1,841,783
Food Products - 1.1%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.6634% 12/23/2030 (b)(d)(e)	302,709	303,559
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6634% 10/25/2027 (b)(d)(e)	397,821	398,732
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% 8/2/2028 (b)(d)(e)(f)	703,216	28,128
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% 8/2/2028 (b)(d)(e)(f)	112,300	53,343
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% 8/2/2028 (b)(d)(e)(f)	104,118	49,456
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 0.1%, 13.7739% 3/30/2026 (b)(d)(e)	409,561	390,447
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 0.1%, 13.7594% 3/30/2026 (b)(d)(e)	534,093	427,275
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 2/12/2031 (b)(d)(e)	484,892	483,631
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8294% 7/12/2032 (b)(d)(e)	530,000	529,338
Wellness Pet LLC Tranche A 1LN, term loan CME Term SOFR 3 month Index + 3.95%, 7.9515% 12/31/2029 (b)(d)(e)	191,238	151,398
Wellness Pet LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3108% 12/31/2029 (b)(d)(e)	143,755	61,814
		2,877,121
Personal Care Products - 0.1%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0279% 5/17/2028 (b)(d)(e)	304,725	190,073
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7989% 2/23/2029 (b)(d)(e)	107,344	104,285
		294,358
TOTAL CONSUMER STAPLES		7,129,962

Energy - 2.4%
Energy Equipment & Services - 0.3%
WaterBridge Midstream Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.03% 6/27/2029 (b)(d)(e)	664,269	664,435
Oil, Gas & Consumable Fuels - 2.1%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.9422% 7/9/2031 (b)(d)(e)	381,150	380,102
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.7779% 3/31/2028 (b)(d)(e)	268,100	266,760
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0015% 12/31/2030 (b)(d)(e)	1,086,917	1,086,754
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0015% 12/30/2027 (b)(d)(e)	164,583	164,583
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.7634% 11/19/2029 (b)(d)(e)	376,676	375,576
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0015% 4/1/2030 (b)(d)(e)	238,797	239,096
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8285% 10/15/2031 (b)(d)(e)	316,483	316,483
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6634% 5/30/2031 (b)(d)(e)	169,220	169,572
Hilcorp Energy I LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1502% 2/11/2030 (b)(d)(e)	258,700	258,700
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (b)(d)(e)	1,796,622	864,013
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0286% 2/28/2030 (b)(d)(e)	195,115	194,627
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.9134% 8/1/2029 (b)(d)(e)	177,312	178,124
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 6.3875% 5/25/2029 (b)(d)(e)	107,286	107,286
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 6.3884% 5/25/2029 (b)(d)(e)	857,714	857,714
WaterBridge NDB Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.1739% 5/10/2029 (b)(d)(e)	148,276	148,356
		5,607,746
TOTAL ENERGY		6,272,181

Financials - 10.9%
Capital Markets - 2.0%
Broadstreet Partners Group LLC Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 6/13/2031 (b)(d)(e)	673,500	674,032
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1634% 10/31/2031 (b)(d)(e)	982,667	984,268
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1634% 5/17/2031 (b)(d)(e)	500,848	500,222
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 9/15/2031 (b)(d)(e)	625,637	625,699
GTCR Everest Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7515% 9/5/2031 (b)(d)(e)	645,782	645,730
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0712% 2/3/2032 (b)(d)(e)	646,219	645,010
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.1989% 12/15/2031 (b)(d)(e)	772,980	766,541
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.7515% 11/26/2031 (b)(d)(e)	323,375	323,239
Superannuation & Investments US LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1634% 12/1/2028 (b)(d)(e)	247,558	248,424
		5,413,165
Financial Services - 3.4%
ACNR Holdings Inc term loan 13% (d)(e)(g)(j)	124,821	124,047
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0015% 1/31/2031 (b)(d)(e)	1,583,057	1,583,722
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0406% 7/1/2032 (b)(d)(e)	415,000	395,288
Dragon Buyer Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.7515% 9/30/2031 (b)(d)(e)	267,975	268,080
Empire Today LP, LLC Tranche EXCH 1ST OUT TLB 1LN, term loan 10.0695% 8/3/2029 (d)(e)	32,345	19,730
Empire Today LP, LLC Tranche EXCH FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5695% 8/3/2029 (b)(d)(e)	196,766	9,838
Empire Today LP, LLC Tranche NEW $ 1ST OUT TLA 1LN, term loan 10.0695% 8/3/2029 (d)(e)	61,382	37,444
Fusion Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.1015% 6/6/2030 (b)(d)(e)	304,754	310,849
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (b)(d)(e)(f)(g)	22,361	0
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3854% 9/22/2032 (b)(d)(e)	410,000	397,958
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0257% 4/16/2029 (b)(d)(e)	242,217	242,268
Neon Maple US Debt Mergersub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 11/17/2031 (b)(d)(e)	791,030	790,642
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.6634% 7/31/2031 (b)(d)(e)	1,007,550	1,004,668
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.1634% 7/31/2031 (b)(d)(e)	170,000	169,895
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.9134% 2/16/2032 (b)(d)(e)	220,000	219,505
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 5/20/2032 (b)(d)(e)(i)	235,000	236,175
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.9134% 7/30/2032 (b)(d)(e)	241,844	242,071
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0687% 2/20/2030 (b)(d)(e)	315,529	316,431
Shift4 Payments LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0483% 7/6/2032 (b)(d)(e)	80,000	80,566
TKO Worldwide Holdings LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0233% 11/21/2031 (b)(d)(e)	342,965	343,339
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.9134% 6/24/2031 (b)(d)(e)	410,850	410,451
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.9134% 6/24/2031 (b)(d)(e)	187,710	187,519
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7035% 2/20/2032 (b)(d)(e)	1,680,788	1,680,520
		9,071,006
Insurance - 5.5%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 6/21/2032 (b)(d)(e)	304,238	303,605
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1634% 11/6/2030 (b)(d)(e)	2,907,830	2,899,659
Alera Group Intermediate Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 5/31/2032 (b)(d)(e)	675,000	677,208
Alera Group Intermediate Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.6634% 5/31/2033 (b)(d)(e)	205,000	210,510
AmWINS Group Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.2515% 1/30/2032 (b)(d)(e)	709,638	709,169
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 12/29/2031 (b)(d)(e)	280,748	279,594
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.2634% 8/19/2028 (b)(d)(e)	969,937	971,625
Asurion LLC Tranche B11 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5134% 8/19/2028 (b)(d)(e)	1,001,300	1,004,154
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.4134% 9/19/2030 (b)(d)(e)	1,806,750	1,799,126
Asurion LLC Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.4134% 9/19/2030 (b)(d)(e)	493,763	490,267
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5279% 1/31/2028 (b)(d)(e)	1,340,000	1,303,150
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5279% 1/20/2029 (b)(d)(e)	630,000	601,738
Asurion LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5279% 7/31/2027 (b)(d)(e)	408,660	408,410
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.7515% 5/6/2031 (b)(d)(e)	809,798	808,535
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5755% 6/20/2030 (b)(d)(e)	1,533,325	1,535,196
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1634% 9/15/2031 (b)(d)(e)	281,493	281,405
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 9/29/2030 (b)(d)(e)	122,516	122,320
		14,405,671
TOTAL FINANCIALS		28,889,842

Health Care - 7.2%
Health Care Equipment & Supplies - 1.9%
Avantor Funding Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.2634% 11/8/2027 (b)(d)(e)	22,213	22,296
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.4134% 1/15/2031 (b)(d)(e)	588,525	588,037
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1634% 3/30/2029 (b)(d)(e)	234,717	234,414
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1634% 8/1/2031 (b)(d)(e)	957,500	962,584
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1634% 10/23/2028 (b)(d)(e)	2,204,770	2,204,638
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0015% 8/23/2032 (b)(d)(e)	755,000	750,598
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6634% 5/30/2031 (b)(d)(e)	274,845	274,960
		5,037,527
Health Care Providers & Services - 2.4%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5634% 2/15/2029 (b)(d)(e)	305,267	225,388
Aveanna Healthcare LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 0% 9/17/2032 (b)(d)(e)(i)	150,000	149,813
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.4254% 2/11/2028 (b)(d)(e)	498,963	497,900
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.9134% 5/9/2031 (b)(d)(e)	570,308	571,078
Examworks Bidco Inc Tranche B 1LN, term loan 6.9134% 11/1/2028 (d)(e)	173,843	174,140
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.1015% 10/1/2027 (b)(d)(e)	205,349	201,807
Global Medical Response Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.6336% 10/1/2032 (b)(d)(e)	280,000	280,014
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.1634% 9/24/2031 (b)(d)(e)	769,486	690,852
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.6634% 10/23/2031 (b)(d)(e)	207,153	207,464
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 4.1219% 10/23/2031 (b)(d)(e)(h)	26,786	26,826
Heartland Dental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.9134% 8/25/2032 (b)(d)(e)	149,625	149,290
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0015% 7/3/2028 (b)(d)(e)	268,959	268,736
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0015% 7/3/2028 (b)(d)(e)	67,011	66,956
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 4/15/2031 (b)(d)(e)	419,369	419,948
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6634% 2/21/2031 (b)(d)(e)	325,066	325,096
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6634% 11/15/2028 (b)(d)(e)	726,460	726,838
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8187% 12/4/2031 (b)(d)(e)	962,863	960,619
US Anesthesia Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6447% 10/1/2028 (b)(d)(e)	93,467	93,253
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.5%, 8.5015% 10/11/2031 (b)(d)(e)	189,870	189,870
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.6% 10/11/2031 (b)(d)(e)	8,652	8,652
US Radiology Specialists Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.7515% 12/15/2027 (b)(d)(e)	138,600	138,971
		6,373,511
Health Care Technology - 1.4%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 2/15/2029 (b)(d)(e)	1,362,935	1,359,528
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (e)	160,000	160,450
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0302% 3/26/2032 (b)(d)(e)	149,625	146,756
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0302% 5/1/2031 (b)(d)(e)	955,498	937,583
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 9/28/2029 (b)(d)(e)	467,875	466,509
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 11/26/2031 (b)(d)(e)	595,500	595,202
		3,666,028
Pharmaceuticals - 1.5%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.4134% 10/8/2030 (b)(d)(e)	1,630,913	1,604,916
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.6634% 8/2/2032 (b)(d)(e)	380,000	379,365
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1302% 8/1/2027 (b)(d)(e)	180,486	180,246
Endo Finance Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.1634% 4/23/2031 (b)(d)(e)	574,200	575,038
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.4134% 5/5/2028 (b)(d)(e)	637,110	637,416
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.4079% 5/19/2031 (b)(d)(e)	502,556	489,364
		3,866,345
TOTAL HEALTH CARE		18,943,411

Industrials - 13.4%
Aerospace & Defense - 1.6%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.5015% 10/31/2030 (b)(d)(e)	202,480	202,425
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 1/27/2032 (b)(d)(e)	278,600	278,750
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.6601% 2/26/2032 (b)(d)(e)	852,261	848,988
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 1.5199% 2/26/2032 (b)(d)(e)(h)	80,383	80,074
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.9138% 12/11/2031 (b)(d)(e)	416,671	416,671
Signia Aerospace LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 1% 12/11/2031 (b)(d)(e)(h)	26,244	26,243
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.5015% 8/19/2032 (b)(d)(e)	780,000	779,002
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 3/22/2030 (b)(d)(e)	717,117	716,256
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.5015% 1/19/2032 (b)(d)(e)	749,340	748,824
		4,097,233
Air Freight & Logistics - 0.5%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1634% 10/31/2031 (b)(d)(e)	359,506	359,488
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1634% 10/31/2031 (b)(d)(e)	136,744	136,737
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0134% 11/23/2028 (b)(d)(e)	543,125	526,560
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0134% 11/23/2028 (b)(d)(e)(g)	334,650	334,650
		1,357,435
Building Products - 1.2%
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.9134% 1/3/2029 (b)(d)(e)	480,517	480,051
AZZ Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.9134% 5/14/2029 (b)(d)(e)	137,153	137,553
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1634% 9/8/2032 (b)(d)(e)	330,472	330,611
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.7752% 8/1/2028 (b)(d)(e)	149,615	143,381
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5002% 4/12/2028 (b)(d)(e)	618,381	586,127
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 6.4489% 5/31/2030 (b)(d)(e)	79,800	79,529
Emrld Borrower LP Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1219% 8/4/2031 (b)(d)(e)	342,379	340,733
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.0015% 1/24/2029 (b)(d)(e)	337,780	338,625
HP PHRG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4%, 8.0015% 2/20/2032 (b)(d)(e)	528,675	526,693
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2515% 4/29/2029 (b)(d)(e)	151,954	141,629
		3,104,932
Commercial Services & Supplies - 5.4%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.4134% 12/21/2028 (b)(d)(e)	2,083,593	2,078,051
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5134% 8/20/2032 (b)(d)(e)	1,985,000	1,991,312
ArchKey Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2515% 11/1/2031 (b)(d)(e)	361,370	363,553
ArchKey Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 4.25% 11/1/2031 (b)(d)(e)(h)	41,906	42,159
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.5015% 2/15/2031 (b)(d)(e)	567,142	505,199
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.9134% 5/31/2028 (b)(d)(e)	361,247	362,150
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7962% 8/1/2030 (b)(d)(e)	1,275,231	1,152,809
Brock Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.7515% 5/2/2030 (b)(d)(e)	153,450	150,381
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.9579% 5/3/2029 (b)(d)(e)	81,022	67,855
Core & Main LP Tranche E 1LN, term loan CME Term SOFR 6 month Index + 2%, 6.1655% 2/9/2031 (b)(d)(e)	147,758	147,297
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3079% 8/1/2029 (b)(d)(e)	868,843	870,685
Filtration Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 10/21/2028 (b)(d)(e)	438,257	439,900
GFL ES US LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.6711% 3/3/2032 (b)(d)(e)	645,000	644,155
Madison IAQ LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.4519% 5/6/2032 (b)(d)(e)	463,838	465,762
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7019% 6/21/2028 (b)(d)(e)	637,682	637,791
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1794% 10/11/2028 (b)(d)(e)	25,868	24,574
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.4294% 4/11/2029 (b)(d)(e)	1,571,459	1,494,269
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8138% 7/25/2030 (b)(d)(e)	561,100	561,010
Pitney Bowes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.9134% 3/19/2032 (b)(d)(e)	124,101	123,946
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.3858% 11/30/2028 (b)(d)(e)	242,322	242,322
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.3858% 11/30/2028 (b)(d)(e)	18,758	18,758
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2779% 12/10/2026 (b)(d)(e)	365,527	366,898
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.6219% 6/15/2030 (b)(d)(e)	238,718	231,158
Wash Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4422% 9/10/2032 (b)(d)(e)	250,000	250,833
Wellful Inc Tranche BOOTSTRAP FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5279% 10/19/2030 (b)(d)(e)	204,634	182,892
Wellful Inc Tranche PRIMING TL 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.2779% 4/19/2030 (b)(d)(e)	212,815	211,353
WMB Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1634% 11/2/2029 (b)(d)(e)	609,777	602,917
		14,229,989
Construction & Engineering - 0.6%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5424% 3/27/2031 (b)(d)(e)	271,699	272,209
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6634% 11/3/2031 (b)(d)(e)	332,488	333,216
Pike Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2779% 1/21/2028 (b)(d)(e)	153,960	154,708
Traverse Midstream Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8079% 2/16/2028 (b)(d)(e)	234,572	234,720
Zekelman Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.4085% 1/24/2031 (b)(d)(e)	469,859	469,859
		1,464,712
Electrical Equipment - 0.3%
Vertiv Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0302% 8/12/2032 (b)(d)(e)	826,682	827,451
Ground Transportation - 0.2%
Avis Budget Car Rental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6634% 7/16/2032 (b)(d)(e)	249,375	247,088
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.7515% 4/10/2031 (b)(d)(e)	430,650	428,807
		675,895
Machinery - 1.0%
Astro Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1219% 8/30/2032 (b)(d)(e)	225,000	225,704
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3084% 9/12/2032 (b)(d)(e)	360,000	361,501
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7924% 3/15/2030 (b)(d)(e)	425,279	426,874
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.7802% 9/28/2028 (b)(d)(e)	213,917	213,215
Crown Equipment Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5302% 10/10/2031 (b)(d)(e)	234,000	234,147
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.9134% 1/2/2032 (b)(d)(e)	144,275	144,059
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.2634% 3/25/2031 (b)(d)(e)	795,268	789,639
TNT Crane & Rigging Inc 2LN, term loan CME Term SOFR 1 month Index + 8.75%, 13.3022% 12/3/2026 (b)(d)(e)(g)	303,237	254,052
		2,649,191
Passenger Airlines - 0.5%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5755% 4/20/2028 (b)(d)(e)	332,962	332,269
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5755% 5/28/2032 (b)(d)(e)	234,413	235,292
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.1958% 2/22/2031 (b)(d)(e)	438,102	438,834
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0406% 4/1/2031 (b)(d)(e)	301,950	303,586
		1,309,981
Professional Services - 1.4%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1634% 8/12/2032 (b)(d)(e)	477,208	473,762
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.4134% 9/29/2031 (b)(d)(e)	904,000	902,925
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.9134% 10/30/2031 (b)(d)(e)	238,200	238,200
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.9134% 12/29/2028 (b)(d)(e)	623,679	561,411
CHG Healthcare Services Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0462% 9/29/2028 (b)(d)(e)	379,193	379,174
Dayforce Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3079% 3/1/2031 (b)(d)(e)	217,258	217,258
Maximus Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1634% 5/30/2031 (b)(d)(e)	133,313	133,368
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6634% 7/31/2031 (b)(d)(e)	781,751	780,531
		3,686,629
Trading Companies & Distributors - 0.2%
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3079% 1/29/2031 (b)(d)(e)	769,155	770,117
Transportation Infrastructure - 0.5%
AIT Worldwide Logistics Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2547% 4/8/2030 (b)(d)(e)	447,766	448,608
Beacon Mobility Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2515% 8/6/2030 (b)(d)(e)	193,494	193,978
Beacon Mobility Corp Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 4.8134% 8/6/2030 (b)(d)(e)(h)	26,506	26,572
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.2515% 1/2/2029 (b)(d)(e)	126,920	128,269
Lasership Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.7631% 8/10/2029 (b)(d)(e)	363,770	259,794
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0015% 7/26/2028 (b)(d)(e)	318,870	316,787
		1,374,008
TOTAL INDUSTRIALS		35,547,573

Information Technology - 14.8%
Communications Equipment - 0.5%
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.9134% 12/17/2029 (b)(d)(e)	1,310,119	1,324,858
Electronic Equipment, Instruments & Components - 1.2%
Coherent Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.9085% 7/2/2029 (b)(d)(e)	317,424	316,812
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.9134% 7/12/2032 (b)(d)(e)	602,788	603,541
DG Investment Intermediate Holdings Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.6634% 7/31/2033 (b)(d)(e)	105,000	104,213
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.9134% 5/30/2031 (b)(d)(e)	356,426	355,774
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.9134% 11/9/2029 (b)(d)(e)	232,583	232,241
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 8/18/2031 (b)(d)(e)	569,250	568,470
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.4134% 3/17/2032 (b)(d)(e)	239,400	239,400
Pinnacle Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 9/10/2032 (b)(d)(e)(i)	318,710	319,108
Pinnacle Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 9/10/2032 (b)(d)(e)(i)	61,290	61,367
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.4479% 10/24/2031 (b)(d)(e)	312,638	313,028
TTM Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5302% 5/30/2030 (b)(d)(e)	138,436	138,782
		3,252,736
IT Services - 3.0%
Ahead DB Holdings LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.7515% 2/3/2031 (b)(d)(e)	217,122	217,231
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5792% 2/10/2028 (b)(d)(e)	675,362	624,919
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (d)(e)	127,995	103,249
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6634% 10/31/2030 (b)(d)(e)	243,777	242,862
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 9.1634% 3/20/2033 (b)(d)(e)	290,000	289,878
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 3/20/2032 (b)(d)(e)	1,194,150	1,195,237
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 6/17/2031 (b)(d)(e)	598,950	598,058
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0134% 2/1/2028 (b)(d)(e)	1,622,597	1,365,626
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6634% 6/20/2031 (b)(d)(e)	615,000	615,000
X Corp 1LN, term loan 9.5% 10/26/2029 (e)	1,860,000	1,864,390
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9579% 10/26/2029 (b)(d)(e)	808,966	792,899
		7,909,349
Semiconductors & Semiconductor Equipment - 0.2%
MKS Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1655% 8/17/2029 (b)(d)(e)	434,846	434,394
Software - 9.7%
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 2/24/2031 (b)(d)(e)	723,435	723,637
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1634% 12/11/2028 (b)(d)(e)	1,190,736	1,188,997
Central Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 7/6/2029 (b)(d)(e)	349,118	301,209
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 8/13/2032 (b)(d)(e)	985,000	987,807
Cloud Software Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.4829% 3/21/2031 (b)(d)(e)	781,075	783,762
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7631% 9/29/2028 (b)(d)(e)	261,539	261,818
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.1634% 2/19/2029 (b)(d)(e)	445,000	403,838
Disco Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4843% 8/6/2032 (b)(d)(e)	145,000	145,363
Eagle Parent Canada Inc Tranche INCR B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2515% 4/2/2029 (b)(d)(e)(g)	625,275	609,048
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 10/9/2029 (b)(d)(e)	652,443	652,038
EP Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7779% 11/6/2028 (b)(d)(e)	59,588	55,913
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6634% 5/30/2031 (b)(d)(e)	518,397	518,797
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.9134% 4/16/2032 (b)(d)(e)	84,788	84,385
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.9134% 9/12/2029 (b)(d)(e)	852,227	849,568
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6634% 1/30/2032 (b)(d)(e)	288,925	286,819
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0685% 7/26/2032 (b)(d)(e)	305,000	305,000
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5696% 10/9/2031 (b)(d)(e)	741,275	740,704
Leia Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5696% 10/9/2032 (b)(d)(e)	183,000	182,771
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2515% 5/3/2028 (b)(d)(e)	1,316,903	1,264,780
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.4134% 12/31/2031 (b)(d)(e)	1,225,307	1,125,751
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.4134% 2/23/2029 (b)(d)(e)	250,000	215,742
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8079% 7/1/2031 (b)(d)(e)	1,310,773	1,292,986
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5638% 7/31/2026 (b)(d)(e)	426,927	333,003
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.5695% 6/2/2028 (b)(d)(e)	2,696,619	2,595,874
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 3 month Index + 5%, 9.0015% 5/9/2033 (b)(d)(e)	330,000	327,525
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 10/26/2030 (b)(d)(e)	348,484	349,275
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0685% 7/16/2031 (b)(d)(e)	577,828	576,026
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1634% 8/31/2028 (b)(d)(e)	863,586	865,840
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0398% 5/15/2028 (b)(d)(e)	941,328	417,714
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.5398% 5/15/2028 (b)(d)(e)	219,322	221,288
RealPage Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7515% 4/24/2028 (b)(d)(e)	179,100	179,548
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2631% 4/24/2028 (b)(d)(e)	647,442	645,655
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.1634% 9/8/2032 (b)(d)(e)	765,000	743,389
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.1634% 4/5/2030 (b)(d)(e)	859,344	742,078
Roper Industrial Products Investment Co 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.7515% 11/22/2029 (b)(d)(e)	330,428	330,706
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 8/13/2029 (b)(d)(e)	227,451	227,658
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1634% 5/9/2031 (b)(d)(e)	620,737	622,115
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.81% 2/10/2031 (b)(d)(e)	2,296,808	2,293,845
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.56% 4/14/2031 (b)(d)(e)	504,990	503,571
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (e)	45,000	46,550
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (b)(d)(e)	249,375	240,959
		25,243,352
Technology Hardware, Storage & Peripherals - 0.2%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.1354% 2/20/2032 (b)(d)(e)	640,066	640,469
TOTAL INFORMATION TECHNOLOGY		38,805,158

Materials - 6.6%
Chemicals - 3.5%
A-Gas FinCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.2515% 12/14/2029 (b)(d)(e)	474,117	421,457
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 12.0134% 11/24/2028 (b)(d)(e)	135,000	122,310
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.2634% 11/24/2027 (b)(d)(e)	478,464	464,349
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.7634% 9/30/2028 (b)(d)(e)	831,354	831,720
Avient Corp Tranche B8 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0696% 8/29/2029 (b)(d)(e)	92,547	92,810
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7515% 12/23/2031 (b)(d)(e)	457,697	456,324
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1634% 8/18/2028 (b)(d)(e)	646,229	644,614
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1754% 11/1/2030 (b)(d)(e)	325,066	325,405
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.082% 10/4/2029 (b)(d)(e)	1,019,896	1,013,950
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.0265% 7/3/2028 (b)(d)(e)	514,258	462,899
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.1358% 3/15/2029 (b)(d)(e)	1,042,183	1,040,140
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.7009% 3/15/2030 (b)(d)(e)	120,000	118,260
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0134% 3/14/2030 (b)(d)(e)	136,850	119,830
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5134% 4/2/2029 (b)(d)(e)	487,575	439,222
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0579% 8/25/2031 (b)(d)(e)	730,702	723,029
Qnity Electronics Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 8/12/2032 (b)(d)(e)(i)	605,000	604,244
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.1971% 1/31/2029 (b)(d)(e)	376,172	376,439
Solstice Advanced Materials Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 9/17/2032 (b)(d)(e)(i)	260,000	260,164
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6634% 9/30/2031 (b)(d)(e)	220,452	219,902
USALCO LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 1% 9/30/2031 (b)(d)(e)(h)	22,885	22,827
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.0015% 8/9/2032 (b)(d)(e)	325,000	325,543
		9,085,438
Construction Materials - 0.5%
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.4134% 2/10/2032 (b)(d)(e)	1,009,925	1,009,238
VM Consolidated Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.4134% 3/24/2028 (b)(d)(e)	282,337	282,619
		1,291,857
Containers & Packaging - 2.4%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 3/3/2031 (b)(d)(e)	776,011	771,534
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5364% 6/9/2031 (b)(d)(e)	953,909	956,294
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9254% 11/29/2030 (b)(d)(e)	536,051	537,515
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.3384% 4/13/2029 (b)(d)(e)	1,996,428	1,993,054
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4134% 4/1/2032 (b)(d)(e)	1,063,692	1,061,766
Clydesdale Acquisition Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 3.3746% 3/29/2032 (b)(d)(e)(h)	18,641	18,607
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6634% 8/4/2027 (b)(d)(e)	649,528	649,256
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1634% 5/1/2031 (b)(d)(e)	332,084	331,669
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.6634% 4/21/2031 (b)(d)(e)	118,206	118,594
		6,438,289
Metals & Mining - 0.1%
Tiger Acquisition LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6354% 8/23/2032 (b)(d)(e)	340,000	338,572
Paper & Forest Products - 0.1%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.9134% 5/23/2031 (b)(d)(e)	315,680	315,510
TOTAL MATERIALS		17,469,666

Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Cushman & Wakefield US Borrower LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 1/31/2030 (b)(d)(e)	272,239	272,694
Cushman & Wakefield US Borrower LLC Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9134% 1/31/2030 (b)(d)(e)	137,388	137,646
Greystar Real Estate Partners LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8143% 8/21/2030 (b)(d)(e)	397,506	397,505
		807,845
Utilities - 1.8%
Electric Utilities - 0.8%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0643% 4/16/2031 (b)(d)(e)	533,656	533,490
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.9134% 12/20/2030 (b)(d)(e)	656,964	657,483
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5302% 1/27/2031 (b)(d)(e)	983,526	983,792
		2,174,765
Independent Power and Renewable Electricity Producers - 0.9%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1634% 9/30/2031 (b)(d)(e)	500,522	499,521
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1634% 7/31/2030 (b)(d)(e)	255,000	254,969
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.4134% 2/26/2032 (b)(d)(e)	321,418	321,820
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 6/4/2032 (b)(d)(e)	199,597	196,042
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 5.017% 6/4/2032 (b)(d)(e)(h)	25,403	24,951
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5015% 3/29/2030 (b)(d)(e)	335,750	338,829
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7329% 12/13/2031 (b)(d)(e)	163,763	163,797
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0279% 3/24/2028 (b)(d)(e)	292,184	291,638
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0279% 3/27/2028 (b)(d)(e)	289,275	290,721
		2,382,288
Multi-Utilities - 0.1%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5279% 6/23/2028 (b)(d)(e)	334,130	315,963
TOTAL UTILITIES		4,873,016

TOTAL UNITED STATES		217,802,412
TOTAL BANK LOAN OBLIGATIONS (Cost $243,406,213)		237,213,092

Common Stocks - 1.5%
	Shares	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
New Cineworld Ltd (g)(k)	8,816	215,287
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (g)	6,879	121,467
UNITED STATES - 1.4%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (g)	543	5,566
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Old Claimco LLC (g)(k)	15,069	173,896
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
JP Intermediate B LLC (g)	1,549	61,974
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
California Resources Corp	9,075	482,609
EP Energy Corp (g)(k)	3,190	5,103
Expand Energy Corp	9,834	1,044,764
Expand Energy Corp (l)	137	14,555
Exxon Mobil Corp	6,304	710,776
New Fortress Energy Inc	6,142	13,574
		2,271,381
Financials - 0.3%
Financial Services - 0.3%
ACNR Holdings Inc (g)(k)	6,300	701,379
Carnelian Point Holdings LP warrants 6/30/2027 (g)(k)	367	1,072
Limetree Bay Cayman Ltd (g)(k)	153	0
		702,451
Industrials - 0.1%
Professional Services - 0.1%
Fusion Parent, LLC Class A (g)	6,352	315,821
Information Technology - 0.0%
IT Services - 0.0%
GTT Communications Inc (g)(k)	3,248	122,807
TOTAL UNITED STATES		3,653,896
TOTAL COMMON STOCKS (Cost $1,694,027)		3,990,650

Non-Convertible Corporate Bonds - 3.5%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (c)	10,000	9,936
FRANCE - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA 6.5% 10/15/2031 (c)	61,608	56,371
Altice France SA 6.5% 3/15/2032 (c)	234,880	214,915
Altice France SA 6.875% 10/15/2030 (c)	770,100	712,343
Altice France SA 6.875% 7/15/2032 (c)	111,664	102,173

TOTAL FRANCE		1,085,802
UNITED KINGDOM - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (c)	365,000	401,302
UNITED STATES - 3.0%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.2%
Frontier Communications Holdings LLC 5% 5/1/2028 (c)	160,000	159,640
Level 3 Financing Inc 4.5% 4/1/2030 (c)	255,000	233,006
Level 3 Financing Inc 4.875% 6/15/2029 (c)	5,000	4,701
		397,347
Media - 0.7%
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (c)	140,000	138,651
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (c)	285,000	283,100
DISH Network Corp 11.75% 11/15/2027 (c)	360,000	380,973
Dotdash Meredith Inc 7.625% 6/15/2032 (c)	200,000	198,140
EchoStar Corp 10.75% 11/30/2029	468,715	516,172
Univision Communications Inc 8.5% 7/31/2031 (c)	145,000	149,733
		1,666,769
TOTAL COMMUNICATION SERVICES		2,064,116

Consumer Discretionary - 0.7%
Automobile Components - 0.0%
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (c)	150,000	153,313
Automobiles - 0.1%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (c)	255,000	237,378
Diversified Consumer Services - 0.1%
TKC Holdings Inc 10.5% 5/15/2029 (c)	150,000	153,613
Hotels, Restaurants & Leisure - 0.4%
Caesars Entertainment Inc 7% 2/15/2030 (c)	135,000	138,862
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (c)	875,000	832,771
		971,633
Specialty Retail - 0.1%
Carvana Co 5.625% 10/1/2025 (c)	260,000	260,000
Staples Inc 10.75% 9/1/2029 (c)	135,000	133,484
		393,484
TOTAL CONSUMER DISCRETIONARY		1,909,421

Energy - 0.0%
Energy Equipment & Services - 0.0%
Transocean Poseidon Ltd 6.875% 2/1/2027 (c)	63,000	62,960
Financials - 0.5%
Financial Services - 0.3%
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	300,000	258,963
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030	255,000	245,875
NFE Financing LLC 12% 11/15/2029 (c)	788,316	231,832
		736,670
Insurance - 0.2%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (c)	365,000	380,239
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (c)	295,000	300,229
		680,468
TOTAL FINANCIALS		1,417,138

Industrials - 0.3%
Aerospace & Defense - 0.2%
TransDigm Inc 6.375% 3/1/2029 (c)	355,000	362,100
Building Products - 0.0%
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (c)	50,000	48,375
Commercial Services & Supplies - 0.1%
Artera Services LLC 8.5% 2/15/2031 (c)	150,000	132,550
Neptune Bidco US Inc 9.29% 4/15/2029 (c)	120,000	117,300
OT Midco Inc 10% 2/15/2030 (c)	100,000	67,561
		317,411
Machinery - 0.0%
Chart Industries Inc 7.5% 1/1/2030 (c)	30,000	31,222
Passenger Airlines - 0.0%
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (c)	41,250	41,268
Delta Air Lines Inc / SkyMiles IP Ltd 4.5% 10/20/2025 (c)	9,571	9,559
		50,827
TOTAL INDUSTRIALS		809,935

Information Technology - 0.2%
Software - 0.2%
Cloud Software Group Inc 8.25% 6/30/2032 (c)	282,000	299,132
Cloud Software Group Inc 9% 9/30/2029 (c)	160,000	165,953
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	100,000	104,870
		569,955
Materials - 0.1%
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (c)	210,000	221,748
Real Estate - 0.3%
Diversified REITs - 0.1%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (c)	263,000	276,992
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (c)	50,000	49,809
		326,801
Health Care REITs - 0.2%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	470,000	455,302
TOTAL REAL ESTATE		782,103

TOTAL UNITED STATES		7,837,376
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $9,626,771)		9,334,416

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Information Technology - 0.1%
Software - 0.1%
Strategy Inc 10% (Cost $144,000)	1,600	155,280

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.583% (b)(d)(j)	455,000	460,781
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Aircastle Ltd 5.25% (c)(d)(j)	145,000	144,541
TOTAL UNITED STATES		605,322
TOTAL PREFERRED SECURITIES (Cost $600,345)		605,322

Money Market Funds - 5.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m) (Cost $13,447,535)	4.21	13,445,125	13,447,814

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $269,468,891)	265,300,011
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(996,249)
NET ASSETS - 100.0%	264,303,762

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,451,212 or 3.2% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(f)	Non-income producing - Security is in default.
(g)	Level 3 security.
(h)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $256,246 and $255,240, respectively.

(i)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(j)	Security is perpetual in nature with no stated maturity date.
(k)	Non-income producing.
(l)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,555 or 0.0% of net assets.

(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Expand Energy Corp	2/10/2021	1,297

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,513,357	52,980,283	53,045,826	553,882	-	-	13,447,814	13,445,125	0.0%
Fidelity Securities Lending Cash Central Fund	-	3,159,496	3,159,496	15	-	-	-	-	0.0%
Total	13,513,357	56,139,779	56,205,322	553,897	-	-	13,447,814

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	553,437	-	553,437	-

Bank Loan Obligations
Communication Services	19,507,205	-	19,448,331	58,874
Consumer Discretionary	48,206,389	-	48,097,811	108,578
Consumer Staples	8,156,102	-	7,979,602	176,500
Energy	7,965,887	-	7,965,887	-
Financials	29,511,957	-	29,387,910	124,047
Health Care	19,595,997	-	19,595,997	-
Industrials	39,566,184	-	38,977,482	588,702
Information Technology	39,503,581	-	38,875,549	628,032
Materials	19,323,232	-	19,272,182	51,050
Real Estate	807,845	-	807,845	-
Utilities	5,068,713	-	5,068,713	-

Common Stocks
Communication Services	342,320	-	-	342,320
Consumer Discretionary	173,896	-	-	173,896
Consumer Staples	61,974	-	-	61,974
Energy	2,271,381	2,266,278	-	5,103
Financials	702,451	-	-	702,451
Industrials	315,821	-	-	315,821
Information Technology	122,807	-	-	122,807

Non-Convertible Corporate Bonds
Communication Services	3,149,918	-	3,149,918	-
Consumer Discretionary	1,919,357	-	1,919,357	-
Energy	464,262	-	464,262	-
Financials	1,417,138	-	1,417,138	-
Industrials	809,935	-	809,935	-
Information Technology	569,955	-	569,955	-
Materials	221,748	-	221,748	-
Real Estate	782,103	-	782,103	-

Non-Convertible Preferred Stocks
Information Technology	155,280	155,280	-	-

Preferred Securities
Energy	460,781	-	460,781	-
Industrials	144,541	-	144,541	-

Money Market Funds	13,447,814	13,447,814	-	-
Total Investments in Securities:	265,300,011	15,869,372	245,970,484	3,460,155
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2025 ($)
Bank Loan Obligations	765,431	3,984	29,905	1,092,781	(395,889)	(34)	239,605	-	1,735,783	29,905
Common Stocks	1,524,810	(1,155,491)	1,063,626	517,681	(226,254)	-	-	-	1,724,372	57,938

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Financial Statements
Statement of Assets and Liabilities
As of September 30, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $256,021,356)	$251,852,197
Fidelity Central Funds (cost $13,447,535)	13,447,814

Total Investment in Securities (cost $269,468,891)		$265,300,011
Cash		673,394
Receivable for investments sold		3,197,424
Receivable for fund shares sold		312,521
Dividends receivable		201
Interest receivable		1,985,227
Distributions receivable from Fidelity Central Funds		46,555
Receivable from investment adviser for expense reductions		3,497
Total assets		271,518,830
Liabilities
Payable for investments purchased	$7,099,885
Payable for fund shares redeemed	109,536
Distributions payable	51
Other payables and accrued expenses	5,596
Total liabilities		7,215,068
Net Assets		$264,303,762
Net Assets consist of:
Paid in capital		$305,587,069
Total accumulated earnings (loss)		(41,283,307)
Net Assets		$264,303,762
Net Asset Value, offering price and redemption price per share ($264,303,762 ÷ 29,859,341 shares)		$8.85
Statement of Operations
Year ended September 30, 2025
Investment Income
Dividends		$119,152
Interest		20,520,879
Income from Fidelity Central Funds (including $15 from security lending)		553,897
Total income		21,193,928
Expenses
Custodian fees and expenses	$54,361
Independent trustees' fees and expenses	1,005
Legal	10,237
Total expenses before reductions	65,603
Expense reductions	(56,930)
Total expenses after reductions		8,673
Net Investment income (loss)		21,185,255
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(4,853,522)
Total net realized gain (loss)		(4,853,522)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,773,309
Unfunded commitments	(58,917)
Total change in net unrealized appreciation (depreciation)		1,714,392
Net gain (loss)		(3,139,130)
Net increase (decrease) in net assets resulting from operations		$18,046,125
Statement of Changes in Net Assets

	Year ended September 30, 2025	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,185,255	$22,357,505
Net realized gain (loss)	(4,853,522)	(145,809)
Change in net unrealized appreciation (depreciation)	1,714,392	(383,628)
Net increase (decrease) in net assets resulting from operations	18,046,125	21,828,068
Distributions to shareholders	(21,382,068)	(23,570,332)

Share transactions
Proceeds from sales of shares	31,557,159	42,638,785
Reinvestment of distributions	21,382,022	23,566,809
Cost of shares redeemed	(37,116,761)	(37,363,376)

Net increase (decrease) in net assets resulting from share transactions	15,822,420	28,842,218
Total increase (decrease) in net assets	12,486,477	27,099,954

Net Assets
Beginning of period	251,817,285	224,717,331
End of period	$264,303,762	$251,817,285

Other Information
Shares
Sold	3,536,698	4,719,740
Issued in reinvestment of distributions	2,402,800	2,617,840
Redeemed	(4,155,514)	(4,137,942)
Net increase (decrease)	1,783,984	3,199,638

Financial Highlights
Fidelity® Series Floating Rate High Income Fund

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.97	$9.03	$8.70	$9.30	$8.86
Income from Investment Operations
Net investment income (loss) A,B	.740	.842	.777	.457	.388
Net realized and unrealized gain (loss)	(.112)	(.010)	.328	(.607)	.435
Total from investment operations	.628	.832	1.105	(.150)	.823
Distributions from net investment income	(.748)	(.892)	(.775)	(.450)	(.383)
Total distributions	(.748)	(.892)	(.775)	(.450)	(.383)
Net asset value, end of period	$8.85	$8.97	$9.03	$8.70	$9.30
Total Return C	7.28%	9.65%	13.20%	(1.69)%	9.44%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.03%	.03%	.03%	.03%	.01%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions, if any F	-%	-%	-%	-%	-%
Net investment income (loss)	8.32%	9.36%	8.74%	5.02%	4.24%
Supplemental Data
Net assets, end of period (000 omitted)	$264,304	$251,817	$224,717	$217,347	$285,534
Portfolio turnover rate G	53%	43%	30%	28%	45%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended September 30, 2025

1. Organization.
Fidelity Series Floating Rate High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Bank Loan Obligations	$1,735,783	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	5.9	Increase
		Market approach	Transaction price	$100.00 - $105.00 / $100.41	Increase
		Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Yield	7.9% - 15.6% / 9.9%	Decrease
		Indicative market price	Evaluated bid	$24.00 - $104.75 / $97.09	Increase
Common Stocks	$1,724,372	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	2.3 - 7.9 / 5.0	Increase
		Market approach	Transaction price	$2.92 - $10.25 / $9.07	Increase
		Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Discount rate	12.3%	Decrease
		Indicative market price	Mid price	$16.44 - $19.08 / $17.66	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,716,537
Gross unrealized depreciation	(8,877,533)
Net unrealized appreciation (depreciation)	$(4,160,996)
Tax Cost	$269,461,007

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(36,682,916)
Net unrealized appreciation (depreciation) on securities and other investments	$(4,160,996)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(82,127)
Long-term	(36,600,789)
Total capital loss carryforward	$(36,682,916)

The tax character of distributions paid was as follows:

	September 30, 2025	September 30, 2024
Ordinary Income	$21,382,068	$ 23,570,332

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Floating Rate High Income Fund	140,867,938	129,212,313
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Floating Rate High Income Fund	1

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Floating Rate High Income Fund	1	-	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through January 31, 2029. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $56,930.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Series Floating Rate High Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Series Floating Rate High Income Fund (the "Fund"), a fund of Fidelity Summer Street Trust, including the schedule of investments, as of September 30, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 18, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 0.49% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $21,382,068 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Floating Rate High Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, particularly with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, and noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through January 31, 2028.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.924290.113
SFR-ANN-1125

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	November 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	November 20, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	November 20, 2025